Provisions	12 Months Ended
Sep. 30, 2022
Provisions [abstract]
Provisions	Provisions

	Restructuring[1]	Decommissioning liabilities[2]	Others[3]	Total
	$	$	$	$
As at September 30, 2021	19,648	24,852	45,625	90,125
Additional provisions	10,948	1,374	13,875	26,197
Business acquisitions	—	1,935	4,308	6,243
Utilized amounts	(19,140)	(1,222)	(27,096)	(47,458)
Reversals of unused amounts	—	(2,201)	(18,008)	(20,209)
Discount rate adjustment and imputed interest	—	168	—	168
Foreign currency translation adjustment	(812)	(1,976)	(1,693)	(4,481)
As at September 30, 2022	10,644	22,930	17,011	50,585
Current portion	10,561	6,256	16,286	33,103
Non-current portion	83	16,674	725	17,482
[1]    Restructuring provisions include integration costs for terminations of employment.
2    As at September 30, 2022, the decommissioning liabilities were based on the expected cash flows of $23,641,000 and were discounted at a weighted average rate of 0.62%. The timing of settlements of these obligations ranges between one and eleven years as at September 30, 2022. The reversals of unused amounts are mostly due to favourable settlements.
3    As at September 30, 2022, others included litigation and claims, provisions on revenue-generating contracts and onerous supplier contracts.